Schedule of lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	R$ 2,536,681	R$ 2,431,180
Additions	686,762	560,088
Payments	(705,427)	(553,556)
Interest paid	1,193,367	1,421,539	R$ 1,290,853
Interest accrued	218,875	207,961
Disposals	(95,336)	(17,401)
Exchange rate variation	(24,149)	45,034
Lease liabilities at ending	2,479,246	2,536,681	2,431,180
Business combination	14,743
Interest paid	(152,903)	(1,421,539,000)
Current	471,956	383,162	376,628
Non-current	2,007,290	2,153,519	2,054,552
Interest paid	R$ 152,903	R$ 1,421,539,000
Land [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	4 years 7 months 6 days	4 years 8 months 12 days
Lease liabilities at beginning	R$ 37,868	R$ 20,355
Additions	3,761	5,900
Payments	(6,890)	(5,819)
Interest paid	(9,063)	(4,716)
Interest accrued	9,063	4,716
Disposals	(1,160)	(1,729)
Transfers	82,851	18,811
Exchange rate variation	9,863	350
Lease liabilities at ending	R$ 126,293	R$ 37,868	20,355
Buildings [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	1 year 10 months 25 days	3 years 4 months 24 days
Lease liabilities at beginning	R$ 2,195,407	R$ 2,227,026
Additions	532,728	310,204
Payments	(507,479)	(425,594)
Interest paid	(120,193)	(99,426)
Interest accrued	186,165	170,763
Disposals	(92,461)	(762)
Transfers	(82,851)	(18,238)
Exchange rate variation	(24,746)	31,434
Lease liabilities at ending	2,095,375	R$ 2,195,407	2,227,026
Business combination	R$ 8,805
Machinery [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	10 months 25 days	1 year 9 months 18 days
Lease liabilities at beginning	R$ 3,773	R$ 25,687
Additions	98,353	5,518
Payments	(62,357)	(26,776)
Interest paid	(3,764)	(13,285)
Interest accrued	3,764	13,285
Disposals	(35)	(755)
Transfers		8
Exchange rate variation	486	91
Lease liabilities at ending	45,218	R$ 3,773	25,687
Business combination	R$ 4,998
Vehicles [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	1 year 9 months 18 days	2 years 2 months 12 days
Lease liabilities at beginning	R$ 256,423	R$ 156,975
Additions	46,707	165,699
Payments	(99,944)	(64,674)
Interest paid	(17,577)	(15,231)
Interest accrued	17,577	15,231
Disposals	(1,680)	(14,155)
Transfers		(581)
Exchange rate variation	(9,752)	13,159
Lease liabilities at ending	192,694	R$ 256,423	156,975
Business combination	R$ 940
Softwares [Member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	1 year 6 months	1 year 7 months 6 days
Lease liabilities at beginning	R$ 43,210	R$ 1,137
Additions	5,213	72,767
Payments	(28,757)	(30,693)
Interest paid	(2,306)	(3,967)
Interest accrued	2,306	3,966
Lease liabilities at ending	R$ 19,666	R$ 43,210	R$ 1,137